[LOGO]                              MUTUAL FUNDS                       [PHOTO]
EATON VANCE-Registered Trademark-   FOR PEOPLE                        EDUCATION
---------------------------------   WHO PAY
MUTUAL FUNDS                        TAXES-Registered Trademark-



Annual Report December 31, 2000




       [PHOTO]                     EATON VANCE
   Carson Highway                   TAX FREE
                                    RESERVES



                  [PHOTO]
                  BRIDGE

Eaton Vance Tax Free Reserves as of December 31, 2000

                INVESTMENT ENVIRONMENT

                The Economy

[PHOTO]        -After rapidly expanding in the first half of 2000, U.S.
William H.      economic growth slowed considerably in both the third and
Ahern           fourth quarters. Fourth quarter gross domestic product rose at
Portfolio       a sluggish 1.4% annual rate, down from a 5.9% rate in the
Manager         first half of the year. The slowdown in economic growth was caused by tightening Federal Reserve policy, higher energy prices, and declining consumer confidence.

-Even though the Consumer Price Index rose 3.4% in 2000, the Fed considers inflation to be contained. The increase was primarily caused by a surge in energy costs: the price of natural gas rose 37%, while home heating oil rose 41%. Other components of the consumer price index, such as food, housing, and transportation, showed more moderate price increases. Excluding food and energy, the so-called "core rate" was a more modest 2.6%.

The Market

-The year 2000 represented a turnaround for the bond market. In signaling a more accommodative monetary policy, the Federal Reserve brightened the prospects significantly for fixed-income vehicles, including municipal bonds. Signs of a weaker economy have suggested the probability of a declining trend in interest rates over the near-term.

-Other factors have helped to create a favorable environment for municipals.
 There was increased retail interest in muni bonds from crossover buyers, who have sought refuge from the unnerving volatility of the equity markets in 2000. Also, the credit quality problems that have characterized some sectors of the municipal market in recent years have abated significantly. Municipal bond default levels in 2000 fell to their lowest level since 1996.

-Finally, federal, state, and local budget surpluses have continued to surpass expectations, providing an increasingly favorable backdrop for the municipal bond market.

THE FUND

The Past Year

-During the year ended December 31, 2000, shareholders of Eaton Vance Tax Free
 Reserves received $0.036 in income dividends, free from regular federal income tax.(1)

 About Eaton Vance Tax Free Reserves

-Eaton Vance Tax Free Reserves invests only in dollar-denominated, high-quality securities with low credit risk.(2)

-The Fund seeks to invest in short-term obligations that have been rated in one of the two highest short-term ratings categories.

-Taxes are always a concern for investors who wish to maximize their after-tax returns. A money market mutual fund investing in high-quality investments, exempt from regular federal tax, can be a sensible way to earn income, while preserving capital and maintaining liquidity.(1)




-------------------------------------------------------------------------------

1 A portion of the Fund's income could be subject to federal alternative minimum tax. Income may be subject to state tax.

2 An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has no sales charge.




-------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-------------------------------------------------------------------------------

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Commercial Paper -- 4.4%
------------------------------------------------------------------------
     $2,000        Rochester, MN, Health Care Facilities,
                   (Mayo Clinic), 4.40%, 2/8/01              $ 2,000,000
------------------------------------------------------------------------
                                                             $ 2,000,000
------------------------------------------------------------------------
General Obligation Notes/Bonds -- 16.8%
------------------------------------------------------------------------
     $1,000        Cedar Rapids, IA, 5.00%, 6/1/01           $ 1,002,877
      1,000        Johnson County, KS, 5.25%, 9/1/01           1,005,903
      1,000        Louisiana State, 6.00%, 8/1/01              1,009,675
        750        Metropolitan Government of Nashville and
                   Davidson County, TN, 4.75%, 5/15/01           751,183
      2,000        Nashua, NH, 6.00%, 9/15/01                  2,022,473
      1,375        Portland, OR, 5.00%, 4/1/01                 1,376,291
        500        Shawnee County, KS, 5.30%, 9/1/01             503,050
------------------------------------------------------------------------
                                                             $ 7,671,452
------------------------------------------------------------------------
Revenue Notes/Bonds -- 4.4%
------------------------------------------------------------------------
     $1,000        Tarrant County, TX, Water Control and
                   Improvement, Prerefunded, 5.80%, 3/1/01   $ 1,002,428
      1,000        Tarrant County, TX, Water Control and
                   Improvement, Prerefunded, (AMBAC),
                   5.75%, 3/1/01                               1,001,709
------------------------------------------------------------------------
                                                             $ 2,004,137
------------------------------------------------------------------------
Variable Rate Demand Obligations -- 71.5%
------------------------------------------------------------------------
     $1,750        Albuquerque, NM, Airport, (LOC:
                   Bayerische Landesbank), 4.80%, 7/1/17     $ 1,750,000
      1,100        Austin, TX, Airport, (LOC: Morgan
                   Guaranty Trust), 4.80%, 11/15/17            1,100,000
        465        Bexar County, TX, Health Facilities
                   (LOC: Rabobank Nederland),
                   5.00%, 7/1/11                                 465,000
        750        California PCR, (Wadham Energy), (LOC:
                   Danske Bank A/S), 4.90%, 11/1/17              750,000
      2,000        Clark County, NV, Airport, (LOC:
                   Westduetsche Landesbank), 4.70%, 7/1/25     2,000,000
      2,000        Delaware Valley, PA, Regional Finance
                   Authority, (LOC: Credit Suisse),
                   4.75%, 12/1/20                              2,000,000
        300        Fulton County, GA, IDR, (American
                   National Red Cross), (LOC: Wachovia Bank
                   of GA, N.A.), 4.95%, 8/1/05                   300,000
        800        Galveston, TX, IDR, (Mitchell
                   Interests), (LOC: Bank One Texas, N.A.),
                   5.25%, 9/1/13                                 800,000
        895        Illinois Development Finance Authority,
                   (Cinnamon Lake Towers), (LOC: Bank One,
                   N.A.), 5.10%, 4/15/37                         895,000
      1,000        Indiana Health Facilities Financing
                   Authority, (Deaconess Hospital), (LOC:
                   First National Bank of Chicago),
                   4.75%, 1/1/22                               1,000,000
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Variable Rate Demand Obligations (continued)
------------------------------------------------------------------------
     $1,500        Kansas City, MO, IDA, (Willow Creek IV
                   Apartments), Fannie Mae, 4.85%, 9/1/25    $ 1,500,000
        300        Lee County, FL, IDA, Health Care
                   Facilities (Cypress Cove HealthPark),
                   (LOC: Kredietbank, N.V.),
                   4.50%, 10/1/04                                300,000
      1,900        Maricopa County, AZ, PCR, (Arizona
                   Public Service Co.), (LOC: Toronto
                   Dominion Bank), 5.00%, 5/1/29               1,900,000
      1,500        Maryland HEFA, (Charlestown Community),
                   (LOC: First Union), 4.80%, 1/1/28           1,500,000
      1,000        Metropolitan Government of Nashville and
                   Davidson County, TN, IDR, (Dixie
                   Graphics, Inc.), (LOC: Suntrust Bank,
                   Nashville N.A.), 5.00%, 5/1/09              1,000,000
      1,500        Missouri HEFA, Cox Health Systems, (SPA:
                   Chase Manhattan), (MBIA), 4.80%, 6/1/15     1,500,000
        750        Nebhelp, Inc., NE, (LOC: Student Loan
                   Marketing), 4.90%, 12/1/16                    750,000
      2,500        New York, NY, Local Government
                   Assistance Corp., (LOC: Bank of Nova
                   Scotia), 4.55%, 4/1/25                      2,500,000
        800        North Carolina Medical Care Commission,
                   (Lexington Memorial Hospital), (LOC:
                   Wachovia Bank, N.A.), 5.00%, 4/1/10           800,000
      2,300        North Carolina Medical Care Commission,
                   (Pooled Financing), (LOC: Bank of
                   America, N.A.), 5.00%, 10/1/16              2,300,000
      1,200        Panhandle-Plains, TX, HEFA, (LOC:
                   Student Loan Marketing), 4.80%, 10/1/02     1,200,000
      2,500        Port Development Corp., TX, Stolt
                   Terminals, (LOC: Candian Imperial Bank),
                   4.75%, 1/15/14                              2,500,000
      1,020        Putnam County, FL, PCR, (Seminole
                   Electric), (SBPA: National Rural
                   Utilities Corp.), 5.05%, 3/15/14            1,020,000
        500        Putnam County, FL, PCR, (Seminole
                   Electric), (SBPA: National Rural
                   Utilities Corp.), 5.05%, 3/15/14              500,000
      2,380        Texas Veteran's Housing Assistance State
                   Guaranty, 4.70%, 12/1/16                    2,380,000
------------------------------------------------------------------------
                                                             $32,710,000
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.1%
   (identified cost $44,385,589)                             $44,385,589(1)
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.9%                       $ 1,317,563
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $45,703,152
------------------------------------------------------------------------

 At December 31, 2000, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

Texas                                                22.9%
Others, representing less than 10% individually      74.2%

 (1)  Cost for federal income tax purposes is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $44,385,589)         $44,385,589
Cash                                        1,360,489
Receivable for Fund shares sold             1,519,266
Interest receivable                           272,168
Prepaid expense                                   280
-----------------------------------------------------
TOTAL ASSETS                              $47,537,792
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Dividends payable                         $   114,807
Payable to affiliate for Trustees' fees           494
Payable for Fund shares redeemed            1,699,277
Accrued expenses                               20,062
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,834,640
-----------------------------------------------------
NET ASSETS FOR 45,720,700 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $45,703,152
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $45,720,700
Accumulated net realized loss (computed
   on the basis of identified cost)           (17,548)
-----------------------------------------------------
TOTAL                                     $45,703,152
-----------------------------------------------------
Shares of beneficial interest outstanding
-----------------------------------------------------
                                           45,720,700
-----------------------------------------------------

Net Asset Value, Offering Price and
Redemption Price Per Share
-----------------------------------------------------
($45,703,152  DIVIDED BY 45,720,700
   SHARES OF BENEFICIAL INTEREST
   OUTSTANDING)                           $      1.00
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2000
Investment Income
----------------------------------------------------
Interest                                  $1,694,778
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $1,694,778
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  210,169
Trustees' fees and expenses                      270
Legal and accounting services                 26,945
Transfer and dividend disbursing
   agent fees                                 17,611
Registration fees                             13,925
Printing and postage                           3,251
Interest                                         857
Custodian fee                                 36,106
Miscellaneous                                  7,515
----------------------------------------------------
TOTAL EXPENSES                            $  316,649
----------------------------------------------------
Deduct --
   Reduction of custodian fee             $   36,106
   Reduction of investment adviser fee        85,515
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  121,621
----------------------------------------------------

NET EXPENSES                              $  195,028
----------------------------------------------------

NET INVESTMENT INCOME                     $1,499,750
----------------------------------------------------

Realized Gain (Loss)
----------------------------------------------------
Net realized gain --
   Investment transactions (identified
      cost basis)                         $      139
----------------------------------------------------
NET REALIZED GAIN                         $      139
----------------------------------------------------
NET INCREASE IN NET ASSET FROM
   OPERATIONS                             $1,499,889
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       1,499,750  $       1,360,580
   Net realized gain                                    139                 --
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $       1,499,889  $       1,360,580
------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income             $      (1,499,750) $      (1,360,580)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $      (1,499,750) $      (1,360,580)
------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest at Net Asset Value of $1.00
   per share --
   Proceeds from sale of shares           $     150,717,003  $     159,035,883
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                        383,825            529,882
   Cost of shares redeemed                     (145,853,552)      (166,381,727)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $       5,247,276  $      (6,815,962)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $       5,247,415  $      (6,815,962)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $      40,455,737  $      47,271,699
------------------------------------------------------------------------------
AT END OF YEAR                            $      45,703,152  $      40,455,737
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                  YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
------------------------------------------------------------------------------------------

Income from operations
------------------------------------------------------------------------------------------
Net investment income             $ 0.036     $ 0.029     $ 0.031     $ 0.031     $ 0.030
------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------
From net investment income        $(0.036)    $(0.029)    $(0.031)    $(0.031)    $(0.030)
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.036)    $(0.029)    $(0.031)    $(0.031)    $(0.030)
------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
------------------------------------------------------------------------------------------

TOTAL RETURN(1)                      3.69%       2.89%       3.09%       3.16%       3.08%
------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $45,703     $40,456     $47,272     $33,960     $23,355
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      0.55%       0.46%       0.48%       0.52%       0.33%
   Net expenses after
      custodian fee reduction        0.46%       0.38%       0.40%       0.46%       0.27%
   Interest expense                    --(2)       --(2)     0.01%       0.01%       0.02%
   Net investment income             3.56%       2.83%       3.04%       3.12%       3.04%
------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.75%       0.76%       0.76%       0.67%       0.69%
   Expenses after custodian
      fee reduction                  0.66%       0.68%       0.68%       0.61%       0.63%
   Net investment income             3.36%       2.53%       2.76%       2.96%       2.66%
Net investment income per
   share                          $ 0.034     $ 0.026     $ 0.028     $ 0.030     $ 0.027
------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Represents less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax Free Reserves (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to earn as high a rate of income exempt from regular federal income tax consistent with preservation of capital and maintenance of liquidity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Security Valuation -- The Fund values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company
   Act of 1940, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 B Interest Income -- Interest income consists of interest accrued, adjusted for amortization of any discount or premium, accrued ratably to the date of maturity or call when required for federal income tax purposes.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $17,548, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2002 ($16,069) and December 31, 2005 ($1,479). Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for shareholders.

 D Other -- Investment transactions are accounted for on a trade date basis.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distribution to Shareholders
-------------------------------------------
   The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Such dividends are paid monthly. Distributions are paid in the form of additional shares of the Fund, or, at the election of the shareholder, in cash.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the Fund and is computed at the monthly rate of 1/24 of 1% (0.50% annually) of the Fund's average monthly net assets. To enhance the net investment income of the Fund, EVM made a reduction of its fee in the amount of $85,515 for the year ended December 31, 2000. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organizations.

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

4 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

5 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the year ended December 31, 2000 was $12,022 and the average interest rate was 7.13%.

6 Purchases and Sales of Investments
-------------------------------------------
   The Fund invests primarily in state and municipal debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $67,752,730 and $62,550,000, respectively.

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2000

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE TAX FREE RESERVES
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax Free Reserves (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2001

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE TAX FREE RESERVES

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President and
Portfolio Manager

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110









EATON VANCE TAX FREE RESERVES
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
------------------------------------------------------------------------------

277-2/01                                                                  TRSRC